Other (expense) / income, net	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
Other (expense) / income, net
18.
Other (expense) / income, net

A summary of the amounts recorded in Other (expense) / income, net is as follows:

	For the year ended December 31,
	2025	2024	2023
Foreign exchange (loss) / gain	$(9,758)	$11,316	$(7,434)
Fair value gain / (loss) on contingent consideration	508	(329)	(948)
Fair value gain on warrant liability (1)	1,401	22	1,671
(Loss) / gain on derivative instruments (2)	(1,294)	3,994	3,314
Gain on debt repurchases	—	1,696	10,758
Other (3)	1,580	4,776	5,720
Other (expense) / income, net	$(7,563)	$21,475	$13,081

(1)
The Company accounts for warrants as derivative liabilities. The warrants were initially recorded at fair value based on the public warrants listed trading price and are subsequently remeasured at the balance sheet date with the changes in fair value recognized in the Consolidated Statements of Comprehensive (Loss) / Income (Note 1).
(2)
Gain on derivative instruments includes the non-cash fair value gain /loss on the instruments and the cash payments and receipts on derivatives.
(3)
Mainly relates to finance income, offset by certain banking fees.